Annual Total Returns[BarChart] - Xtrackers Russell 1000 Comprehensive Factor ETF - Xtrackers Russell 1000 Comprehensive Factor ETF	2016	2017	2018	2019
Total	12.80%	19.92%	(8.73%)	28.68%